Fair Value of Financial Assets and Liabilities (Details) - Schedule of figures by hierarchy, for financial assets/liabilities not measured at fair value on the balance sheet - CLP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Assets
Financial Assets	$ 5,397,676	$ 4,861,865
Liabilities
Financial Liabilities	6,271
Cash and due from banks [Member]
Assets
Financial Assets	2,764,884	3,713,734
Transactions in the course of collection [Member]
Assets
Financial Assets	772,196	326,446
Cash and other transactions [Member]
Assets
Financial Assets	3,537,080	4,040,180
Rights by resale agreements and securities lending [Member]
Assets
Financial Assets	54,061	64,365
Debt financial instruments [Member]
Assets
Financial Assets	836,527	821,743
Domestic banks [Member]
Assets
Financial Assets		159,960
Central Bank of Chile [Member]
Assets
Financial Assets	1,801,100	1,090,000
Foreign banks [Member]
Assets
Financial Assets	369,526	278,813
Loans and advances to banks [Member]
Assets
Financial Assets	3,061,214	2,414,881
Commercial loans [Member]
Assets
Financial Assets	19,161,774	18,423,126
Residential mortgage loans [Member]
Assets
Financial Assets	11,138,046	9,753,455
Consumer loans [Member]
Assets
Financial Assets	4,608,041	3,899,940
Loans to Customers at amortized cost [Member]
Assets
Financial Assets	34,907,861	32,076,521
Net financial assets [Member]
Assets
Financial Assets	41,506,155	38,531,582
Transactions in the course of payment [Member]
Liabilities
Financial Liabilities	681,792	210,479
Current accounts and other demand deposits [Member]
Liabilities
Financial Liabilities	13,592,155	18,542,791
Savings accounts and time deposits [Member]
Liabilities
Financial Liabilities	14,342,841	9,145,192
Obligations under repurchase agreements [Member]
Liabilities
Financial Liabilities	216,264	95,009
Borrowings from financial institutions [Member]
Liabilities
Financial Liabilities	4,844,427	4,325,869
Letters of credit for residential purposes [Member]
Liabilities
Financial Liabilities	2,466	4,209
Letters of credit for general purposes [Member]
Liabilities
Financial Liabilities	52	116
Bonds [Member]
Liabilities
Financial Liabilities	9,030,443	8,397,835
Other financial obligations [Member]
Liabilities
Financial Liabilities	363,809	274,838
Subtotal Liabilities [Member]
Liabilities
Financial Liabilities	42,392,457	40,785,859
Subordinated bonds [Member]
Liabilities
Financial Liabilities	1,002,250	869,364
Net Financial Liabilities [Member]
Liabilities
Financial Liabilities	44,076,499	41,865,702
Level 1 [Member] | Estimated Fair Value [Member] | Cash and due from banks [Member]
Assets
Financial Assets	2,764,884	3,713,734
Level 1 [Member] | Estimated Fair Value [Member] | Transactions in the course of collection [Member]
Assets
Financial Assets	772,196	326,446
Level 1 [Member] | Estimated Fair Value [Member] | Cash and other transactions [Member]
Assets
Financial Assets	3,537,080	4,040,180
Level 1 [Member] | Estimated Fair Value [Member] | Rights by resale agreements and securities lending [Member]
Assets
Financial Assets	54,061	64,365
Level 1 [Member] | Estimated Fair Value [Member] | Debt financial instruments [Member]
Assets
Financial Assets	836,527	821,743
Level 1 [Member] | Estimated Fair Value [Member] | Domestic banks [Member]
Assets
Financial Assets		159,960
Level 1 [Member] | Estimated Fair Value [Member] | Central Bank of Chile [Member]
Assets
Financial Assets	1,801,100	1,090,000
Level 1 [Member] | Estimated Fair Value [Member] | Foreign banks [Member]
Assets
Financial Assets
Level 1 [Member] | Estimated Fair Value [Member] | Loans and advances to banks [Member]
Assets
Financial Assets	2,691,688	2,136,068
Level 1 [Member] | Estimated Fair Value [Member] | Commercial loans [Member]
Assets
Financial Assets
Level 1 [Member] | Estimated Fair Value [Member] | Residential mortgage loans [Member]
Assets
Financial Assets
Level 1 [Member] | Estimated Fair Value [Member] | Consumer loans [Member]
Assets
Financial Assets
Level 1 [Member] | Estimated Fair Value [Member] | Loans to Customers at amortized cost [Member]
Assets
Financial Assets
Level 1 [Member] | Estimated Fair Value [Member] | Net financial assets [Member]
Assets
Financial Assets	6,228,768	6,176,248
Level 1 [Member] | Transactions in the course of payment [Member] | Estimated Fair Value [Member]
Liabilities
Financial Liabilities	681,792	210,479
Level 1 [Member] | Current accounts and other demand deposits [Member] | Estimated Fair Value [Member]
Liabilities
Financial Liabilities	13,592,155	18,542,791
Level 1 [Member] | Savings accounts and time deposits [Member] | Estimated Fair Value [Member]
Liabilities
Financial Liabilities
Level 1 [Member] | Obligations under repurchase agreements [Member] | Estimated Fair Value [Member]
Liabilities
Financial Liabilities	216,264	95,009
Level 1 [Member] | Borrowings from financial institutions [Member] | Estimated Fair Value [Member]
Liabilities
Financial Liabilities
Level 1 [Member] | Letters of credit for residential purposes [Member] | Estimated Fair Value [Member]
Liabilities
Financial Liabilities
Level 1 [Member] | Letters of credit for general purposes [Member] | Estimated Fair Value [Member]
Liabilities
Financial Liabilities
Level 1 [Member] | Bonds [Member] | Estimated Fair Value [Member]
Liabilities
Financial Liabilities
Level 1 [Member] | Other financial obligations [Member] | Estimated Fair Value [Member]
Liabilities
Financial Liabilities
Level 1 [Member] | Subtotal Liabilities [Member] | Estimated Fair Value [Member]
Liabilities
Financial Liabilities	13,808,419	18,637,800
Level 1 [Member] | Subordinated bonds [Member] | Estimated Fair Value [Member]
Liabilities
Financial Liabilities
Level 1 [Member] | Net Financial Liabilities [Member] | Estimated Fair Value [Member]
Liabilities
Financial Liabilities	14,490,211	18,848,279
Level 2 [Member] | Estimated Fair Value [Member] | Cash and due from banks [Member]
Assets
Financial Assets
Level 2 [Member] | Estimated Fair Value [Member] | Transactions in the course of collection [Member]
Assets
Financial Assets
Level 2 [Member] | Estimated Fair Value [Member] | Cash and other transactions [Member]
Assets
Financial Assets
Level 2 [Member] | Estimated Fair Value [Member] | Rights by resale agreements and securities lending [Member]
Assets
Financial Assets
Level 2 [Member] | Estimated Fair Value [Member] | Debt financial instruments [Member]
Assets
Financial Assets
Level 2 [Member] | Estimated Fair Value [Member] | Domestic banks [Member]
Assets
Financial Assets
Level 2 [Member] | Estimated Fair Value [Member] | Central Bank of Chile [Member]
Assets
Financial Assets
Level 2 [Member] | Estimated Fair Value [Member] | Foreign banks [Member]
Assets
Financial Assets
Level 2 [Member] | Estimated Fair Value [Member] | Loans and advances to banks [Member]
Assets
Financial Assets
Level 2 [Member] | Estimated Fair Value [Member] | Commercial loans [Member]
Assets
Financial Assets
Level 2 [Member] | Estimated Fair Value [Member] | Residential mortgage loans [Member]
Assets
Financial Assets
Level 2 [Member] | Estimated Fair Value [Member] | Consumer loans [Member]
Assets
Financial Assets
Level 2 [Member] | Estimated Fair Value [Member] | Loans to Customers at amortized cost [Member]
Assets
Financial Assets
Level 2 [Member] | Estimated Fair Value [Member] | Net financial assets [Member]
Assets
Financial Assets
Level 2 [Member] | Transactions in the course of payment [Member] | Estimated Fair Value [Member]
Liabilities
Financial Liabilities
Level 2 [Member] | Current accounts and other demand deposits [Member] | Estimated Fair Value [Member]
Liabilities
Financial Liabilities
Level 2 [Member] | Savings accounts and time deposits [Member] | Estimated Fair Value [Member]
Liabilities
Financial Liabilities
Level 2 [Member] | Obligations under repurchase agreements [Member] | Estimated Fair Value [Member]
Liabilities
Financial Liabilities
Level 2 [Member] | Borrowings from financial institutions [Member] | Estimated Fair Value [Member]
Liabilities
Financial Liabilities
Level 2 [Member] | Letters of credit for residential purposes [Member] | Estimated Fair Value [Member]
Liabilities
Financial Liabilities	2,466	4,209
Level 2 [Member] | Letters of credit for general purposes [Member] | Estimated Fair Value [Member]
Liabilities
Financial Liabilities	52	116
Level 2 [Member] | Bonds [Member] | Estimated Fair Value [Member]
Liabilities
Financial Liabilities	9,030,443	8,397,835
Level 2 [Member] | Other financial obligations [Member] | Estimated Fair Value [Member]
Liabilities
Financial Liabilities
Level 2 [Member] | Subtotal Liabilities [Member] | Estimated Fair Value [Member]
Liabilities
Financial Liabilities	9,032,961	8,402,160
Level 2 [Member] | Subordinated bonds [Member] | Estimated Fair Value [Member]
Liabilities
Financial Liabilities
Level 2 [Member] | Net Financial Liabilities [Member] | Estimated Fair Value [Member]
Liabilities
Financial Liabilities	9,032,961	8,402,160
Level 3 [Member] | Estimated Fair Value [Member] | Cash and due from banks [Member]
Assets
Financial Assets
Level 3 [Member] | Estimated Fair Value [Member] | Transactions in the course of collection [Member]
Assets
Financial Assets
Level 3 [Member] | Estimated Fair Value [Member] | Cash and other transactions [Member]
Assets
Financial Assets
Level 3 [Member] | Estimated Fair Value [Member] | Rights by resale agreements and securities lending [Member]
Assets
Financial Assets
Level 3 [Member] | Estimated Fair Value [Member] | Debt financial instruments [Member]
Assets
Financial Assets
Level 3 [Member] | Estimated Fair Value [Member] | Domestic banks [Member]
Assets
Financial Assets
Level 3 [Member] | Estimated Fair Value [Member] | Central Bank of Chile [Member]
Assets
Financial Assets
Level 3 [Member] | Estimated Fair Value [Member] | Foreign banks [Member]
Assets
Financial Assets	369,526	278,813
Level 3 [Member] | Estimated Fair Value [Member] | Loans and advances to banks [Member]
Assets
Financial Assets	369,526	278,813
Level 3 [Member] | Estimated Fair Value [Member] | Commercial loans [Member]
Assets
Financial Assets	19,161,774	18,423,126
Level 3 [Member] | Estimated Fair Value [Member] | Residential mortgage loans [Member]
Assets
Financial Assets	11,138,046	9,753,455
Level 3 [Member] | Estimated Fair Value [Member] | Consumer loans [Member]
Assets
Financial Assets	4,608,041	3,899,940
Level 3 [Member] | Estimated Fair Value [Member] | Loans to Customers at amortized cost [Member]
Assets
Financial Assets	34,907,861	32,076,521
Level 3 [Member] | Estimated Fair Value [Member] | Net financial assets [Member]
Assets
Financial Assets	35,277,387	32,355,334
Level 3 [Member] | Transactions in the course of payment [Member] | Estimated Fair Value [Member]
Liabilities
Financial Liabilities
Level 3 [Member] | Current accounts and other demand deposits [Member] | Estimated Fair Value [Member]
Liabilities
Financial Liabilities
Level 3 [Member] | Savings accounts and time deposits [Member] | Estimated Fair Value [Member]
Liabilities
Financial Liabilities	14,342,841	9,145,192
Level 3 [Member] | Obligations under repurchase agreements [Member] | Estimated Fair Value [Member]
Liabilities
Financial Liabilities
Level 3 [Member] | Borrowings from financial institutions [Member] | Estimated Fair Value [Member]
Liabilities
Financial Liabilities	4,844,427	4,325,869
Level 3 [Member] | Letters of credit for residential purposes [Member] | Estimated Fair Value [Member]
Liabilities
Financial Liabilities
Level 3 [Member] | Letters of credit for general purposes [Member] | Estimated Fair Value [Member]
Liabilities
Financial Liabilities
Level 3 [Member] | Bonds [Member] | Estimated Fair Value [Member]
Liabilities
Financial Liabilities
Level 3 [Member] | Other financial obligations [Member] | Estimated Fair Value [Member]
Liabilities
Financial Liabilities	363,809	274,838
Level 3 [Member] | Subtotal Liabilities [Member] | Estimated Fair Value [Member]
Liabilities
Financial Liabilities	19,551,077	13,745,899
Level 3 [Member] | Subordinated bonds [Member] | Estimated Fair Value [Member]
Liabilities
Financial Liabilities	1,002,250	869,364
Level 3 [Member] | Net Financial Liabilities [Member] | Estimated Fair Value [Member]
Liabilities
Financial Liabilities	$ 20,553,327	$ 14,615,263